Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000127228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.93%	2.60%	2.42%
C000115401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.05%	2.35%	1.91%
C000017638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000127230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.30%	3.44%	2.80%
C000120978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000120977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000127229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.55%	3.31%	2.33%
C000092485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000092484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000127228
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%	3.12%	2.68%
Without Sales Load [Member] | C000115401
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	2.35%	1.91%
Without Sales Load [Member] | C000017638
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	3.36%	2.94%
Without Sales Load [Member] | C000017637
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	3.11%	2.68%
Without Sales Load [Member] | C000127230
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	4.12%	3.14%
Without Sales Load [Member] | C000120978
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	4.36%	3.40%
Without Sales Load [Member] | C000120977
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	4.12%	3.14%
Without Sales Load [Member] | C000127229
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	3.99%	2.67%
Without Sales Load [Member] | C000092485
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	4.25%	2.92%
Without Sales Load [Member] | C000092484
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	3.98%	2.66%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $115,957
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $335,352
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $335,352
Average Annual Return, Percent	13.52%	15.94%	12.86%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $115,957
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $115,957
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%	1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)	1.49%